Financial instruments by category (Schedule of Financial Liabilities - contractual undiscounted cash flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 32,298	$ 32,051	$ 20,744
Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	522	2,815	$ 953
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	27,500	27,500
Lease liabilities	9,416	10,939
Trade payables	108,977	102,125
Non-derivative financial liabilities, undiscounted cash flows	146,415	143,379
Less than 1 year [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	522	2,815
Between 1 and 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	27,500	27,500
Lease liabilities	6,515	5,653
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	34,015	33,153
Between 1 and 2 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Between 2 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	541,250	568,750
Lease liabilities	11,719	11,209
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	552,969	579,959
Between 2 and 5 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	0
Lease liabilities	25,134	25,012
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	25,134	25,012
Over 5 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	$ 0	$ 0